Note 8 - Leases (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	Fiscal Year:
	2023	2022	2021
Lease cost:
Amortization of right of use asset	$6,715	$5,970	$4,746
Interest on lease liabilities	959	1,048	1,102
Finance lease cost	7,674	7,018	5,848
Operating lease cost	13,506	19,250	23,736
Total lease cost	$21,180	$26,268	$29,584
	Fiscal Year:
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$959	$1,048	$1,102
Operating cash flows from operating leases	13,736	19,010	23,864
Financing cash flows from finance leases	8,814	7,868	6,321
Total	$23,509	$27,926	$31,287

Right-of-use assets obtained in exchange for new finance lease liabilities	$5,825	$9,754	$1,985
Right-of-use assets obtained in exchange for new operating lease liabilities	$4,362	$10,550	$4,261
Weighted-average lease term (years):
Financing leases	4.7	4.6	4.5
Operating leases	4.6	4.3	3.5
Weighted-average discount rate:
Financing leases	3.8%	3.4%	4.1%
Operating leases	4.4%	4.2%	4.4%

Lessee, Lease Liability, Maturity [Table Text Block]
Years ending March 31:	Operating	Financing
2024	$8,627	$8,784
2025	6,092	5,353
2026	3,544	4,261
2027	3,028	3,203
2028	2,819	2,826
2029-2033	2,709	3,248
Total minimum payment required	$26,819	$27,675
Less interest	2,359	2,375
Present value of minimum lease payments	24,460	25,300
Amount due within one year	7,785	8,007
Long-term lease obligation	$16,675	$17,293